FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2006

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sandell Asset Management Corp.
Address:  40 West 57th Street, New York, NY 10019

13F File Number:  28-06499

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  212-603-5700

Signature, Place, and Date of Signing:

/s/ Richard Gashler
----------------------------
(Signature)

New York, New York
----------------------------
(City, State)

November 13, 2006
----------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.


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                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 66

Form 13F Information Table Value Total: $1,675,924 (thousands)

Confidential information has been omitted from this public Form 13F report and filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

         None

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                                                                FORM 13F
                                                                                                          (SEC USE ONLY)
FILING FOR QTR ENDED: 9/30/06           Name of Reporting Manager:  Sandell Asset Management

                                                                                                                    Item 8:
Item 1:                            Item 2 :        Item 3:     Item 4:     Item 5:      Item 6:    Item 7: Voting Authority (Shares)
Name of Issuer                  Title of Class     CUSIP     Fair Market  Shares or    Investment  Mana-   (a)       (b)     (c)
                                                   Number       Value     Principal    Discretion  gers    Sole     Shared   None
                                                              (X$1000)      Amount                 See
                                                                                                   Instr.
                                                                                                    V
 ALLIANT TECHSYSTEMS INC 2.75%
     2/15/24                      NOTE 2.750% 2/1  018804-AH-7    2,833   2,500,000 NTS  SOLE                       -          - -
 AMERICAN AXLE & MANUFACTURING
     JAN 07 $17.50 CALL           COM              024061-10-3   12,518       7,500 CALL SOLE                   7,500          - -
 AMERICAN ELECTRIC POWER CO       COM              025537-10-1    3,637     100,000 SH   SOLE                 100,000          - -
 AMERICAN EQTY INVT LIFE HLD
     5.25% 12/6/24                NOTE 5.250% 12/0 025676-AE-7    5,735   5,000,000 NTS  SOLE                       -          - -
 AMERICAN ORIENTAL BIOENGINEERING
     INC                          COM              028731-10-7    6,333   1,041,660 SH   SOLE               1,041,660          - -
 APACHE CORP                      COM              037411-10-5    4,930      78,000 SH   SOLE                  78,000          - -
 ATI TECHNOLOGIES                 COM              001941-10-3  180,414   8,407,012 SH   SOLE               8,407,012          - -
 AVANEX CORP                      COM              05348W-10-9      245     141,773 SH   SOLE                 141,773          - -
 BAKER HUGHES INC                 COM              057224-10-7      287       4,212 SH   SOLE                   4,212          - -
 BLACK HILLS CORP                 COM              092113-10-9      840      25,000 SH   SOLE                  25,000          - -
 CENTRAL EUROPEAN DIST CORP       COM              153435-10-2    2,809     120,000 SH   SOLE                 120,000          - -
 CHINA GRENTECH CORP LTD          ADR              16938P-10-7      745      72,000 SH   SOLE                  72,000          - -
 CMS ENERGY CORP                  COM              125896-10-0    9,073     628,300 SH   SOLE                 628,300          - -
 COMMERCIAL CAPITAL BANCORP INC   COM              20162L-10-5      523      32,672 SH   SOLE                  32,672          - -
 CONSECO INC  3.5 9/30/35         DBCV 3.500% 9/3  208464-BH-9    1,850   1,800,000 NTS  SOLE                       -          - -
 DAYSTAR TECHNOLOGIES             COM              23962Q-10-0      554      91,043 SH   SOLE                  91,043          - -
 DUKE ENERGY CORP                 COM              26441C-10-5    3,020     100,000 SH   SOLE                 100,000          - -
 ENVIROMENTAL POWER CORP          COM              29406L-20-1      154      34,285 SH   SOLE                  34,285          - -
 EQUITABLE RESOURCES INC          COM              294549-10-0   19,176     548,200 SH   SOLE                 548,200          - -
 ESSEX PORTFOLIO LP 3.625 11/1/25 NOTE 3.625% 11/0 29717P-AB-3    6,162   5,000,000 NTS  SOLE                       -          - -
 EXPLORATION CO                   COM              302133-20-2    1,977     206,600 SH   SOLE                 206,600          - -
 EXXON MOBIL CORP                 COM              30231G-10-2    1,678      25,000 SH   SOLE                  25,000          - -
 FPL GROUP INC                    COM              302571-10-4      450      10,000 SH   SOLE                  10,000          - -
 FRONTIER OIL CORP                COM              35914P-10-5    7,442     280,000 SH   SOLE                 280,000          - -
 GENCORP INC                      COM              368682-10-0   50,087   3,900,835 SH   SOLE               3,900,835          - -
 GENCORP INC NOTE                 SDCV 2.250%11/1  368682-AK-6    1,800   2,000,000 NTS  SOLE                       -          - -
 GETTY IMAGES INC .50% 6/9/23     SDVC 0.500% 6/0  374276-AH-6    5,382   5,000,000 NTS  SOLE                       -          - -
 GOLDEN WEST FINANCIAL CORP       COM              381317-10-6    2,126      27,516 SH   SOLE                  27,516          - -
*HEINZ HJ CO                      COM              423074-10-3  225,642   5,381,400 SH   SHARED                     -  5,381,400 -
 HELIX ENERGY SOLUTIONS GROUP     COM              42330P-10-7    8,684     260,000 SH   SOLE                 260,000          - -
 HOUSTON EXPLORATION CO           COM              442120-10-1   77,532   1,405,840 SH   SOLE               1,405,840          - -
 IHS INC                          CL A             451734-10-7    4,010     125,000 SH   SOLE                 125,000          - -
 INCO LTD                         COM              453258-40-2  227,378   2,983,851 SH   SOLE               2,983,851          - -
 KINDRED HEALTHCARE INC           COM              494580-10-3   55,809   1,877,189 SH   SOLE               1,877,189          - -
 LEUCADIA NATIONAL CORP
     3.75% 4/15/14                NOTE 3.750% 4/1  527288-AX-2    6,474   5,000,000 NTS  SOLE                       -          - -
 MAXTOR CORP 2.375% 8/15/12       NOTE 2.375% 8/1  577729-AE-6    3,673   2,500,000 NTS  SOLE                       -          - -
 MAXWELL TECHNOLOGIES INC         COM              577767-10-6      414      20,346 SH   SOLE                  20,346          - -
 MIRANT CORP                      COM              60467R-10-0   30,591   1,120,142 SH   SOLE               1,120,142          - -
 MIRANT CORP 1/20/07 22.5 CALL    COM              60467R-10-0   13,655       5,000 CALL SOLE                   5,000          - -
 NORTHWESTERN CORP                COM NEW          668074-30-5      495      14,162 SH   SOLE                  14,162          - -
 NRG ENERGY INC                   COM NEW          629377-50-8   12,639     279,000 SH   SOLE                 279,000          - -
 NTL INC DEL                      COM              62941W-10-1      636      25,000 SH   SOLE                  25,000          - -
 PETROHAWK ENERGY CORP            COM              716495-10-6    8,060     775,000 SH   SOLE                 775,000          - -
 PUBLIC SERVICE ENTERPRISE        COM              744573-10-6    5,666      92,600 SH   SOLE                  92,600          - -
 PUBLIC SERVICE ENTERPRISE
     10/21/06 65 PUT              COM              744573-10-6    9,179       1,500 PUT  SOLE                   1,500          - -
 QUINTANA MARITIME LTD            SHS              Y7169G-10-9    7,032      53,333 SH   SOLE                  53,333          - -
 RANGE RESOURCES CORP             COM              75281A-10-9    7,888     312,500 SH   SOLE                 312,500          - -
 REALOGY CORP                     COM              75605E-10-0    8,918     387,750 SH   SOLE                 387,750          - -
 RELIANT ENERGY INC               COM              75952B-10-5      712      97,418 SH   SOLE                  97,418          - -
 SCHLUMBERGER LTD                 COM              806857-10-8    8,188     132,000 SH   SOLE                 132,000          - -
 SIERRA PACIFIC RESOURCES         COM              826428-10-4    8,213     572,700 SH   SOLE                 572,700          - -
 SOUTHERN PERU COPPER CORP        COM              84265V-10-5    5,550      60,000 SH   SOLE                  60,000          - -
 SOUTHERN UNION CO                COM              844030-10-6  287,114  10,871,414 SH   SOLE              10,871,414          - -
 STAR MARITIME ACQUISITION CORP   COM              85516E-10-7      961     100,000 SH   SOLE                 100,000          - -
 STAR MARITIME ACQUISITION CORP
     WTS                          W EXP 12/15/200  85516E-11-5       76     100,000 WTS  SOLE                 100,000          - -
 SYMBOL TECHNOLOGIES INC          COM              871508-10-7   20,094   1,352,200 SH   SOLE               1,352,200          - -
 TELEFONOS DE MEXICO SA           SPON ADR ORD L   879403-78-0    9,544     373,100 SH   SOLE                 373,100          - -
 TIM PARTICIPACOES SA  - ADR      SPONS ADR PFD    88706P-10-6    5,879     211,100 SH   SOLE                 211,100          - -
 TOREADOR RESOURCES CORP          COM              891050-10-6      442      24,000 SH   SOLE                  24,000          - -
 TRANSOCEAN INC                   ORD              G90078-10-9      348       4,758 SH   SOLE                   4,758          - -
 VASOGEN INC                      COM              92232F-10-3    1,141   1,629,620 SH   SOLE               1,629,620          - -
 VERITAS DGC                      COM              92343P-10-7    2,633      40,000 SH   SOLE                  40,000          - -
 VORNADO REALTY TRUST
     3 7/8% 4/15/25               DEB 3.875% 4/1   929043-AC1     6,306   5,000,000 NTS  SOLE                       -          - -
*WENDYS INTL INC                  COM              950590-10-9  262,373   3,916,013 SH   SHARED                     -  3,916,013 -
 WYNDHAM WORLD WIDE CORP          COM              98310W-10-8    8,676     310,200 SH   SOLE                 310,200          - -
 ZIX CORP                         COM              98974P-10-0      519     837,654 SH   SOLE                 837,654          - -


                                               Value Total   $1,675,924

                                               Entry Total:          66

* Represents positions also reported on the 13F Report filed by Nelson Peltz

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